Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Beginning Balance	$ 9,799	$ 29,683
Increases related to prior year tax positions	36
Decreases related to prior year tax positions		(15,139)
Increases related to current year tax positions	2,798	2,383
Settlements		(6,644)
Lapse of statute of limitations	(568)	(484)
Ending Balance	$ 12,065	$ 9,799